PREPAID EXPENSES (Narrative) (Details)	Nov. 30, 2019 CAD ($)	Nov. 30, 2018 USD ($)
Disclosure Of Detail Information About Prepaid Expenses [Abstract]
Prepayment to related parties	$ 39,867